Credit Facility - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Apr. 27, 2013	Apr. 28, 2012	Apr. 30, 2011	Apr. 29, 2011 Amended Credit Agreement Y	Apr. 27, 2013 Amended Credit Agreement	Apr. 27, 2013 2009 Credit Facility
Line of Credit Facility [Line Items]
Credit facility, borrowing capacity				$ 1,000,000
Credit facility maturity term, in years				5
Increase in commitments under credit agreement, maximum				300,000
Percentage of Loan Cap under Amended Credit Agreement				10.00%
Amount of Loan Cap under Amended Credit Agreement				50,000
Amortization of deferred financing fees	5,470	5,381	16,087		10,180	6,580
Unamortized deferred costs	16,297	21,522				16,341
Deferred financing amortization term					5 years
Credit facility, fees expensed on unused portion	3,794	3,343	5,466
Letters of credit, outstanding amount	$ 33,904	$ 37,399